Related Parties (Details) - BRL (R$) R$ in Millions	Jun. 30, 2025	Aug. 14, 2024
Related Parties [Line Items]
Total value of loan, percentage	2.00%	5.00%
Percentage of premium loan		20.00%
First Loan Agreements [Member]
Related Parties [Line Items]
Principal amount (in Brazil Real)		R$ 1.0
Interest rate		10.00%